Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets	Intangible assets

								$ million
				2024				2023
	Exploration and appraisal expenditure[a]	Biogas rights agreements	Other intangibles	Total	Exploration and appraisal expenditure[a]	Biogas rights agreements	Other intangibles	Total
Cost
At 1 January	13,075	2,989	7,117	23,181	12,571	3,398	6,817	22,786
Exchange adjustments	—	—	(171)	(171)	—	—	144	144
Acquisitions[b]	—	—	351	351	—	—	130	130
Remeasurements of acquisition accounting[c]	—	—	—	—	—	(394)	—	(394)
Additions	1,539	193	904	2,636	1,058	23	799	1,880
Transfers to property, plant and equipment	(391)	—	—	(391)	(171)	—	—	(171)
Reclassified as assets held for sale	(1)	—	(385)	(386)	—	—	(6)	(6)
Deletions and disposals	(1,169)	(192)	(266)	(1,627)	(383)	(38)	(767)	(1,188)
At 31 December	13,053	2,990	7,550	23,593	13,075	2,989	7,117	23,181
Amortization
At 1 January	8,747	105	4,338	13,190	8,358	—	4,228	12,586
Exchange adjustments	—	—	(97)	(97)	—	—	79	79
Exploration expenditure written off	767	—	—	767	746	—	—	746
Charge for the year	—	114	717	831	—	106	642	748
Impairment losses	6	344	108	458	20	—	77	97
Impairment reversals	(2)	—	—	(2)	—	—	—	—
Reclassified as assets held for sale	—	—	(53)	(53)	—	—	(3)	(3)
Deletions and disposals	(903)	(6)	(238)	(1,147)	(377)	(1)	(685)	(1,063)
At 31 December	8,615	557	4,775	13,947	8,747	105	4,338	13,190
Net book amount at 31 December	4,438	2,433	2,775	9,646	4,328	2,884	2,779	9,991
Net book amount at 1 January	4,328	2,884	2,779	9,991	4,213	3,398	2,589	10,200
aFor further information see Intangible assets within Note 1 and Note 8.
b2024 primarily relates to the acquisition of GETEC ENERGIE GmbH.
c2023 primarily relates to the acquisition of Archaea Energy Inc.